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                                            DAVIS, MALM & D'AGOSTINE, P.C.
                                                          ONE BOSTON PLACE
                                                         BOSTON, MA  02108
                                                         TEL. 617-367-2500


                                   September 28, 2005


Securities and Exchange Commission
Division of Corporation Finance
Washington, DC  20549

Attention: Edward M. Kelly, Senior Counsel

RE:   Clean Harbors, Inc. and Registrant Guarantors
      Registration Statement on Form S-3
      File No. 333-126205


Ladies and Gentlemen:

      On behalf of Clean Harbors, Inc. (the "Company"), there are herewith transmitted electronically for filing (i) Amendment No. 3 to the Registration Statement described above (the "Amendment") relating to the proposed secondary offering of shares of the Company's common stock by the Selling Shareholders named therein, and (ii) a letter (the "Acceleration Request") from the Company requesting that the Registration Statement, as amended, be made effective at 2:00 p.m. on Thursday, September 29, 2005 or as soon thereafter as practicable.

      In accordance with the telephone conversation yesterday afternoon between Edward M. Kelly, Senior Counsel, and the undersigned, the Amendment is being filed primarily in order to move the paragraph which formerly appeared as a separate paragraph under the Table of Contents so that such paragraph will follow the "Prospectus Summary" and the "Risk Factors" sections. In the Amendment, that paragraphs now appears on page 8 of the prospectus under a new heading entitled "Important Information About This Prospectus." In the Amendment, the Company is also deleting the second risk factor which formerly appeared under "Risk Factors" and which described certain difficulties and delays which the Company had experienced associated with the integration of the Chemical Services Division of Safety-Kleen Corp. (the "CSD") into the Company. During the three years which have now elapsed since the Company acquired the CDS in September 2002, the Company has now completed that integration process, and the Company believes there is no longer any significant risk relating thereto and that including a risk factor relating to that issue in the current prospectus would be potentially confusing to investors.



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Securities and Exchange Commission
September 28, 2005
Page 2


      As was also discussed in my telephone conversation with Mr. Kelly, the Company is requesting in the Acceleration Request which accompanies this filing that the Registration Statement, as amended, be made effective at 2:00 p.m. on Thursday, September 29, 2005 or as soon thereafter as practicable. In the Acceleration Request, the Company is acknowledging that (i) should the Commission or the staff acting by delegated authority declare the Registration Statement effective, it does not foreclose the Commission from taking any action on the filing, (ii) the action of the Commission or the staff acting by delegated authority in declaring the Registration Statement effective does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement, and
(iii) the Company may not assert the staff's comments and the declaration of the Registration Statement's effectiveness as a defense in any proceedings initiated by the Commission or any person under the United States' federal securities laws. The Company is also confirming in the Acceleration Request that the Company is aware of its responsibilities under the Securities Act and the Exchange Act as they relate to the proposed public offering of the securities specified in the Registration Statement.

      Please contact either the undersigned of this firm should you have any questions or requests for additional information with respect to this filing. Please also advise the undersigned by telephone call to 617-367-2500, Ext. 104, when the Registration Statement has become effective. Thank you for your assistance.



                                                 Very truly yours,

                                                 /s/ John D. Chambliss
                                                     ------------------
                                                     John D. Chambliss

cc:   Alan S. McKim, Chairman
      James M. Rutledge, Executive Vice President
      Carl d. Paschetag, Vice President
      C. Michael Malm, Esq.